Provisions - Disclosure of reconciliation of fair value of plan assets (Details) - 12 months ended Dec. 31, 2025	USD ($)	CHF (SFr)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Fair value of plan assets at Jan. 1	$ 3,750,460	SFr 3,397,771
Interest income on the plan assets	39,662	32,906
Contribution by the employer	172,442	143,069
Contribution by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Return on plan assets excl. interest income	118,687	98,470
Foreign exchange impact	531,171	0
Fair value of plan assets at Dec. 31	$ 4,181,739	SFr 3,314,894